Dreyfus Research Growth Fund, Inc. (the "Registrant")

(Class T Shares)

Incorporated herein by reference is the supplement to the Registrant's Statutory prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 21, 2017 (SEC Accession No. 0000030162-17-000009).